General (Tables)	12 Months Ended
Dec. 31, 2019
General [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Based on a preliminary Purchase Price Allocation ("PPA") performed by independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed from the seller as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$29,287
Technology	37,000	8 years
Customer relationships	67,000	20 years
Customer backlog	6,500	3 years
Goodwill	211,727
	$351,514

PPA was based on information available at the time of closing the IMI acquisition. The Company finalized the PPA for IMI as of December 31, 2019. The following table summarizes the preliminary PPA and adjustments since the preliminary PPA was disclosed as of December 31, 2018:

	Preliminary estimated fair value	Adjustments	Fair value(*)	Average expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$39,405	$(12,846)	$26,559
Employees benefit liabilities, net	(386,101)	(5,143)	$(391,244)
Premises evacuation receivable	370,089	(14,927)	$355,162
Backlog	18,600	—	$18,600	mainly 10
Technology	52,905	(34,114)	$18,791	mainly 8
Customer relationships	52,131	—	$52,131	mainly 10
Goodwill	351,426	67,030	$418,456
	$498,455	$—	$498,455

Based on a PPA performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$52,509
Technology	21,128	15 years
Customer relationships	13,924	15 years
Trademark	4,960	20 years
Goodwill	31,060
	$123,581

Total Expenses Related to Acquisition and Other Non-recurring Expenses	Total expenses related to the IMI acquisition and other non-recurring expenses amounted to approximately $69,464, as follows:
Note 1 -    GENERAL (Cont.)

C.	ACQUISITIONS AND INVESTMENTS (Cont.)
5.

Expense type	2018
Inventory write-off	$43,487
Employees related costs(*)	12,709
Long-lived assets write-off	2,700
Intangibles write-off	5,520
Other	5,048
$69,464

Expense category	2018
Cost of revenue	$66,636
Marketing and selling	128
Other income	2,700
$69,464

(*)
Employees related costs represent non-recurring expenses related to certain reorganizational activities, primarily related to one-time payments to certain Israeli subsidiaries' employees under collective bargaining agreements. In addition, other income includes impairment charges on one of the Company's affiliates that was assessed to be impaired given the more advanced IMI technology.
Total expenses related to the the Night Vision Business acquisition and other non-recurring expenses amounted to approximately $55,030, as follows:

Expense type	2019
Inventory write-off	$54,713
Long-lived assets write-off	317
$55,030

Expense category
Cost of revenue	$55,030

Schedule Supplemental Consolidated Pro Forma Financial Results
Following are the supplemental consolidated financial results of the Company on an unaudited pro forma basis, as if the IMI acquisition had been consummated on January 1, 2017 (unaudited):

	December 31,
	2018	2017
Proforma revenue	$4,028,656	$3,941,825
Proforma net income (loss)	$(18,758)	$216,109

Proforma earnings (loss) per share:
Basic	$(0.44)	$5.06
Diluted	$(0.44)	$5.05